Consolidated Statements of Stockholders Equity - 20F - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 0	$ 294,520	$ (396,138)	$ (101,618)
Balance (in shares) at Dec. 31, 2012	2,391,856
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of equity incentive plan shares	$ 0	0	0	0
Cancellation of equity incentive plan shares (in shares)	(2)
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	15	0	15
Net (loss) / income	0	0	10,907	10,907
Balance at Dec. 31, 2013	$ 0	294,535	(385,231)	(90,696)
Balance (in shares) at Dec. 31, 2013	2,391,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Related parties liabilities released	$ 0	9,819	0	9,819
Issuance of common stock	$ 0	3,205	0	3,205
Issuance of common stock (in shares)	1,586,000
Gain on extinguishment of convertible promissory notes				0
Net (loss) / income	$ 0	0	80,348	80,348
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	10,689	0	10,691
Issuance of common stock (in shares)	11,879,220
Issuance of convertible promissory notes	$ 0	6,800	0	6,800
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Net (loss) / income	0	0	(3,105)	(3,105)
Balance at Sep. 30, 2015	$ 2	324,848	(307,988)	16,862
Balance (in shares) at Sep. 30, 2015	15,857,074
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	13,819	0	13,821
Issuance of common stock (in shares)	15,355,559
Issuance of convertible promissory notes	$ 0	15,765	0	15,765
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Stock based compensation	$ 0	178	0	178
Stock based compensation (in shares)	189,000
Net (loss) / income	$ 0	0	(8,956)	(8,956)
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	4,080	0	4,080
Issuance of common stock (in shares)	1,180,000
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	(119)	0	(119)
Stock based compensation (in shares)	8,003
Net (loss) / income	$ 0	0	(17,730)	(17,730)
Balance at Sep. 30, 2016	$ 2	$ 350,720	$ (331,569)	$ 19,153
Balance (in shares) at Sep. 30, 2016	20,694,410